Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balances at Dec. 31, 2009	$ 4,644	$ 32,704	$ 44,211	$ 674	$ (15,712)	$ 66,521
Net income			5,096			5,096
Other comprehensive income (loss), net				(457)		(457)
Common stock issued to ESOP	16	299				315
Cash dividends			(3,347)			(3,347)
Balances at Dec. 31, 2010	4,660	33,003	45,960	217	(15,712)	68,128
Net income			5,835			5,835
Other comprehensive income (loss), net				744		744
Common stock issued to ESOP	26	470				496
Cash dividends			(3,360)			(3,360)
Balances at Dec. 31, 2011	4,686	33,473	48,435	961	(15,712)	71,843
Net income			7,052			7,052
Other comprehensive income (loss), net				646		646
Common stock issued to ESOP	33	584				617
Common stock issued through dividend reinvestment, 2,883 shares	3	52				55
Cash dividends			(4,393)			(4,393)
Balances at Dec. 31, 2012	$ 4,722	$ 34,109	$ 51,094	$ 1,607	$ (15,712)	$ 75,820